Earnings per share (EPS) - Income data used in the basic and diluted EPS calculations from continuing operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Profit for the year from continuing operations	€ 100,324	€ 33,612	€ 34,645
Profit for the year from continuing operations	100,322	34,150	35,406
Class A shares
Earnings per share
Profit for the year from continuing operations	€ 73,745	€ 23,845	€ 24,675
Basic EPS from continuing operations	€ 0.34	€ 0.11	€ 0.12
Diluted EPS from continuing operations	€ 0.31	€ 0.1	€ 0.11
Class B shares
Earnings per share
Profit for the year from continuing operations	€ 26,577	€ 10,305	€ 10,731
Basic EPS from continuing operations	€ 0.03	€ 0.01	€ 0.01
Diluted EPS from continuing operations	€ 0.03	€ 0.01	€ 0.01